Share capital (Tables)	3 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2021	32,857,422	266,119
Stock option exercise	1,897	34
Share issuance under ESPP	6,377	361
Balance – March 31, 2022	32,865,696	266,514